                                                                                                                  November 16, 2012

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-__

 Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the " Trust").  This filing relates to the acquisition of the assets of:

-- Wells Fargo Advantage Equity Value Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Intrinsic Value Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Small/Mid Cap Core Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Common Stock Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Diversified Small Cap Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Small Company Growth Fund (an “Acquiring Fund”), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Small/Mid Cap Core Fund and Wells Fargo Advantage Diversified Small Cap Fund (each, a “Target Fund” and together, the “Target Funds”), at which shareholders of each Target Fund will be asked to vote on the proposed acquisition of their fund by the corresponding Acquiring Fund listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectfully requests an effective date of December 17, 2012 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.